Annual Total Returns - FidelitySAIInternationalSMACompletionFund-PRO - FidelitySAIInternationalSMACompletionFund-PRO - Fidelity SAI International SMA Completion Fund	Dec. 30, 2022
Bar Chart Table:
Annual Return, Inception Date	Apr. 11, 2019
Fidelity SAI International SMA Completion Fund
Bar Chart Table:
Annual Return 2020	23.49%
Annual Return 2021	9.94%